Description of Business (Details) $ in Thousands	6 Months Ended		11 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) shares	Jun. 18, 2015 shares	Nov. 16, 2017 shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2015 shares	Dec. 31, 2016 shares
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Entity incorporation date of incorporation					Oct. 13, 2014
Initial public offering date					November 18, 2014
Limited Partners Capital Account Units Outstanding					19,354,498		9,675,795
Subordinated Limited Partners Capital Account Units Outstanding					0		9,342,692
Subordinated Series A Limited Partners Capital Account Units Outstanding					1,592,920		1,592,920
General Partners Capital Account Units Outstanding					427,499		420,641
Common Stock, Conversion Basis					All of the outstanding subordinated Series A Units will automatically convert into common units on a one-for-one basis on the earlier of (i) June 18, 2018, or (ii) the Liquidation Date, as defined in the partnership agreement.
Conversion of subordinated units			9,342,692
Subordinated Unitholders
Conversion of subordinated units					(9,342,692)
Common Unitholders
Conversion of subordinated units					9,342,692
General Partner Units
Partners' capital units		32,509				32,509
Subordinated Series A Unitholders
Partners' capital units						1,592,920
VLCC
Number Of Vessels					6
Initial Public Offering
Navios Midstream IPO net proceeds | $				$ 110,403
Proceeds from $ 126,000 credit facility | $				$ 104,451
Number Of Vessels				4
Initial Public Offering | Subordinated Unitholders
Units exchanged				9,342,692
Initial Public Offering | Common Unitholders
Units exchanged				1,242,692
Initial Public Offering | General Partner Units
Units exchanged				381,334
General partner interest in Navios Midstream				2.00%
Initial Public Offering | Line Of Credit
Line Of Credit | $				$ 126,000
Navios Acquisition | Common Unitholders
Limited partner interest in Navios Midstream					58.97%
Navios Acquisition | General Partner Units
General partner interest in Navios Midstream					2.00%
Navios Acquisition | Nave Celeste and C. Dream
Acquisition cost | $	$ 100,000
Cash Payments | $	$ 73,000
Navios Acquisition | Nave Celeste and C. Dream | Subordinated Series A Unitholders
Partners' capital units	1,592,920
Navios Acquisition | Share purchase agreement
Number Of Vessels					7